Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2023
Intangible assets, net
Schedule of intangible assets, net

	As of December 31
	2022	2023
	RMB	RMB
Finite‑lived intangible assets
Non‑compete agreements	7,183,773	7,183,773
Trademarks, patents, software and others	5,413,444	5,405,499
Customer lists	1,563,680	1,573,479
Driver lists	301,641	306,755
Total	14,462,538	14,469,506
Less: accumulated amortization	(12,846,495)	(13,835,413)
Less: accumulated impairment loss	(346,466)	(412,972)
Net book value	1,269,577	221,121
Indefinite‑lived intangible assets
Online payment license	398,085	398,085
Others	56,479	56,479
Total	454,564	454,564
Finite and indefinite‑lived intangible assets	1,724,141	675,685

Schedule of amortization expenses related to intangible assets for future periods

Amortization Expenses
RMB
2024	118,985
2025	37,685
2026	23,572
2027	15,671
Thereafter	25,208
Total expected amortization expenses	221,121